CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ 864,847,000	$ 133,807,000	$ 29,523,000
Less: (Loss) income from discontinued operations, net of tax		(141,000)	1,261,000
Net income from continuing operations	864,847,000	133,948,000	28,262,000
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	10,077,000	17,908,000	17,897,000
Depreciation of property, plant and equipment	77,366,000	68,686,000	47,371,000
Prepaid land use rights	821,000	693,000	582,000
Loss on disposal of property plant and equipment	2,749,000	1,103,000
Inventory write-down	0	1,956,000	327,000
Fair value change of short-term investments	(2,407,000)
Others	4,378,000	616,000	50,000
Changes in operating assets and liabilities:
Accounts receivable		13,000	1,163,000
Notes receivable	(360,259,000)	5,553,000	2,389,000
Prepaid expenses and other current assets	(31,556,000)	6,689,000	(5,174,000)
Advances to suppliers	4,755,000	(6,018,000)	1,758,000
Inventories	(280,187,000)	(5,125,000)	(21,635,000)
Amounts due from related parties	118,000	(94,000)
Operating lease right-of-use assets		65,000	(248,000)
Other non-current assets	62,000	(145,000)
Accounts payable	61,067,000	4,556,000	3,660,000
Notes payable	(26,068,000)	(54,345,000)	78,386,000
Accrued expenses and other current liabilities	9,727,000	16,138,000	2,942,000
Income tax payable	47,451,000	16,629,000	(605,000)
Advances from customers	243,695,000	3,335,000	18,063,000
Amounts due to related parties	25,000	(38,000)	103,000
Deferred government subsidies	(562,000)	(497,000)	(171,000)
Lease liability	(83,000)	(86,000)	164,000
Deferred taxes	12,973,000	(1,787,000)	4,696,000
Net cash provided by operating activities-continuing operations	638,989,000	209,753,000	179,980,000
Net cash provided by(used in) operating activities-discontinued operations		(50,000)	1,010,000
Net cash provided by operating activities	638,989,000	209,703,000	180,990,000
Investing activities:
Purchases of property, plant and equipment	(498,505,000)	(118,292,000)	(279,044,000)
Purchases of land use rights	(9,755,000)		(6,593,000)
Purchase of short-term investments	(501,441,000)
Redemption of short-term investments	227,807,000		21,726,000
Acquisition of Xinjiang Daqo Investment			627,000
Net cash used in investing activities-continuing operations	(781,894,000)	(118,292,000)	(263,284,000)
Net cash provided by (used in) investing activities-discontinued operations		(195,000)	1,457,000
Net cash used in investing activities	(781,894,000)	(118,487,000)	(261,827,000)
Financing activities:
Proceeds from related parties loans	13,213,000	22,869,000	20,388,000
Repayment of related parties loans	(18,133,000)	(47,538,000)	(20,388,000)
Proceeds from bank borrowings	48,822,000	98,573,000	178,227,000
Repayment of bank borrowings	(244,776,000)	(198,043,000)	(74,554,000)
Proceeds from options exercised	2,139,000	580,000	791,000
Proceeds from sales of equity interest in the Group's subsidiary		28,088,000	515,000
Proceeds from subsidiary's public offering of ordinary shares, net of issuance cost paid of $59 million	934,960,000
Net cash provided by (used in) financing activities-continuing operations	736,225,000	(95,471,000)	104,979,000
Net cash used in financing activities-discontinued operations			(2,651,000)
Net cash provided by (used in) financing activities	736,225,000	(95,471,000)	102,328,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash	12,242,000	7,365,000	(1,317,000)
Net increase in cash, cash equivalents and restricted cash	605,562,000	3,110,000	20,174,000
Cash, cash equivalents and restricted cash at the beginning of the year (includes $1,091,190, $845,199 and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2019, 2020 and 2021)	118,404,000	115,294,000	95,120,000
Cash, cash equivalents and restricted cash at the end of the year (includes $845,199, nil and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2019, 2020 and 2021)	723,966,000	118,404,000	115,294,000
Cash and cash equivalents	723,775,000	76,596,000	52,685,000
Restricted cash	191,000	41,808,000	62,609,000
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	723,966,000	118,404,000	115,294,000
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	21,158,000	24,696,000	10,215,000
Income taxes paid	108,099,000	12,808,000	5,546,000
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payables	142,937,000	73,148,000	135,702,000
Purchase of property, plant and equipment included in amounts due to related parties - short-term portion	$ 5,979,000	$ 198,000	$ 26,539,000